FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
FAIR VALUE MEASUREMENT
Assets measured at fair value	$ 687,387		$ 454,618
Liabilities measured at fair value	(339,964)		(277,267)
Net fair value	347,423		177,351
Transfers of financial assets from level 1 to 2	0	$ 0
Transfers of financial assets from level 2 to 1	0	0
Transfers of financial assets into 3	0	0
Transfers of financial assets from 3	0	0
Transfers of financial liabilities from level 1 to 2	0	0
Transfers of financial liabilities from level 2 to 1	0	0
Transfers of financial liabilities into 3	0	0
Transfers of financial liabilities from 3	0	0
Principal debt outstanding	250,000	$ 192,000
Term loan
FAIR VALUE MEASUREMENT
Principal debt outstanding	$ 250,000
Floating interest rate
FAIR VALUE MEASUREMENT
Adjustment to interest rate basis	8.00%
At fair value
FAIR VALUE MEASUREMENT
Net fair value	$ (28,460)		(8,740)
At fair value | Derivatives | Commodity contracts
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	(28,288)		(9,346)
At fair value | Derivatives | Interest rate swaps
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	(434)
At fair value | Level 2
FAIR VALUE MEASUREMENT
Net fair value	(28,460)		(8,740)
At fair value | Level 2 | Derivatives | Commodity contracts
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	(28,288)		(9,346)
At fair value | Level 2 | Derivatives | Interest rate swaps
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	(434)
At fair value | Derivatives | Commodity contracts
FAIR VALUE MEASUREMENT
Assets measured at fair value	262		606
At fair value | Derivatives | Level 2 | Commodity contracts
FAIR VALUE MEASUREMENT
Assets measured at fair value	$ 262		$ 606